Staff	12 Months Ended
Dec. 31, 2019
Staff
Staff

26. Staff

	2019	2018
Total employees (average)	180	141
Full-time	154	122
With academic degree	30	29

By business segments
Production	16	13
Research & Development	5	4
Clinical and regulatory tasks	16	12
Marketing and sales	73	70
Quality management	9	7
Management, business development, finance, HR and administration	58	35

By countries
Germany	89	75
USA	80	56
Spain	8	7
United Kingdom	3	3

In 2017, the Biofrontera Group had an average of 119 employees worldwide, of whom 106 were full-time employees, 21 of our employees hold an academic degree, 15 of our employees were directly or indirectly involved in production, 2 employees in research and development, 10 employees were involved in clinical and regulatory tasks, another 51 employees were involved in marketing and sales, and 41 of our employees were involved in management, business development, finance, human resources and administration. Of our 119 employees, 69 work in Germany, 44 in the United States, 6 in Spain and 3 in the United Kingdom. None of our employees are subject to collective wage bargaining. We regard our relationship with our employees as good.